Nationwide Life Insurance Company • Nationwide Variable Account-4

Prospectus supplement dated September 20, 2012 to

America’s marketFLEX Annuity, America’s marketFLEX Advisor Annuity, and America’s marketFLEX II Annuity prospectus dated May 1, 2012

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying investment option under your contract.  Effective October 29, 2012, the name of the investment option has been updated as indicated below:

CURRENT NAME	UPDATED NAME
Guggenheim Variable Fund - Managed Futures Strategy	Guggenheim Variable Fund - Global Managed Futures Strategy